Stockholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDER'S EQUITY

NOTE 10 – STOCKHOLDER’S EQUITY

Common Stock

During the six months ended June 30, 2021, shares of common stock were issued as a result of the following non-cash transactions:

●	In the first quarter of 2021, convertible notes totaling $120,000 and a portion of their accrued interest at the option of the noteholders were converted into approximately 33,000 shares of common stock of the Company

●	Additionally, during the three and six months ended June 30, 2021, the Company received conversion notices from (i) the Stern Trust converting the principal amount, repayment premium and interest in the amount of approximately $3.5 million payable under the Restated Stern Note into approximately 561,000 shares of common stock, (ii) the 8% Note Investors converting principal and interest in the amount of approximately $0.4 million into approximately 180,000 shares of common stock and (iii) the 2020 Note Investors converting principal, repayment premium and interest in the amount of approximately $2.5 million into approximately 398,000 shares of common stock. The Stern Trust is owed approximately $0.7 million in interest under the Restated Stern Note, which has not been converted and remains outstanding. As a result, a total of approximately $6.1 million of Company indebtedness was converted and the Company issued approximately 1,138,000 shares of common stock in the aggregate.

●	Certain warrant and stock option holders exercised their respective warrants and stock options by means of the cashless exercise feature and were issued approximately 549,000 common shares of the Company.

Warrants

The following is a summary of the Company’s warrant activity for the six months ended June 30, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at December 31, 2020	1,823,267	$4.20	3.4 Years
Exercised/cancelled	(411,926)	3.00	-
Outstanding at June 30, 2021	1,411,341	$4.41	3.7 Years

Stock Options

Activity related to stock options for the six months ended June 30, 2021 is summarized as follows:

●	The Company granted Mr. Thimot and Mr. Smith stock options to acquire 1,200,000 and 600,000 shares of common stock respectively upon their employment of which half of the options vest monthly over four years and the balance vest upon the achievement of certain market capitalization thresholds or performance conditions.

●	The Company granted each of Mr. Kumnick and Mr. Broenniman stock options to acquire 583,333 shares of common stock that vest upon the achievement of certain market capitalization thresholds or performance conditions.

●	The Company granted each of the four new Board of Directors as of June 2021 stock options to acquire 62,500 shares of common stock or a total of 250,000 that vest one third a year after each Annual Meeting.

●	The Company granted the previously serving Board of Directors stock options to acquire 93,470 common shares that are vested as the services were rendered. The stock options were granted in lieu of other forms of Board of Director Compensation and was used to eliminate previously accrued Board of Director compensation. The Company also granted to each of Mr. Selzer and Mr. Stern 22,388 stock options to acquire common shares for service in 2021 prior to their resignation as Board Members. Upon their resignation as directors in June 2021, 6,997 stock options to each of them were vested and the balance were forfeited.

●	The Company granted options to acquire 583,334 shares of common stock to employees. The options for 383,334 vest annually over a three-year period, 100,000 vest equally over a four-year period, and the balance of 100,000 vest upon the achievement of certain market capitalization thresholds or performance conditions.

The options have a term of ten years and all options were granted at market value.

Activity related to stock options for the six months ended June 30, 2021, is summarized as follows:

		Weighted Average	Weighted Average	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (Yrs.)	Value
Outstanding as of December 31, 2020	5,645,802	$4.50	7.5	$8,283,639
Granted	3,938,246	7.54	10.0	-
Exercised/cancelled	(416,405)	1.50	-	-
Outstanding as of June 30, 2021	9,167,643	5.92	7.8	$55,257,928
Exercisable as of June 30, 2021	4,111,087	$5.77	6.1	$27,405,283

The following table summarizes stock option information as of June 30, 2021:

Exercise Price	Outstanding	Weighted Average Contractual Life (Yrs).	Exercisable
$0.0030	116,667	5.1	116,667
$1.5000	756,667	6.0	698,334
$1.8000	34,735	9.0	34,735
$2.1000	1,666,667	6.7	866,667
$2.7000	387,667	9.3	-
$3.0000	906,667	6.1	906,667
$3.5700	31,111	8.3	20,556
$3.9000	8,333	7.2	8,333
$4.5000	93,333	5.2	93,333
$6.6000	69,444	7.4	69,444
$7.2000	1,657,463	9.4	107,463
$7.5000	83,333	7.2	83,333
$7.8000	2,255,557	9.9	5,556
$8.7000	33,333	6.7	33,333
$12.0000	33,333	5.5	33,333
$13.5000	1,033,333	5.2	1,033,333
	9,167,643	7.2	4,111,087

During the six months ended June 30, 2021, the Company recognized approximately $1,635,000 of stock option compensation expense of which approximately $1,229,000 relates to performance-based awards of directors and officers. As of June 30, 2021, there was approximately $16,527,000 of unrecognized compensation costs related to stock options outstanding that are expected to be expensed through 2025.

Additionally, the Company recorded approximately $625,000 for restricted stock expense as the Company estimated that a portion of its performance-based awards will be earned.

Total stock-based compensation expense consisting of stock options and restricted stock in the six months ended June 30, 2021 was approximately $2,261,000.

At the Annual Meeting of Stockholders held on March 22, 2021, the stockholders approved and ratified an increase of 2,500,000 shares of common stock allocated to the Company’s 2017 Incentive Stock Plan.

See Note 6 for additional information regarding accrued Directors’ compensation.

NOTE 9 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 1,000,000,000 shares of common stock. The Company had 19,642,401 and 17,270,848 shares of common stock issued and outstanding as of December 31, 2020 and 2019, respectively. In addition, the Company is authorized to issue 20,000,000 shares of preferred stock but no shares of preferred stock have been issued.

Common Stock

2020 Common Stock Transactions

●	During the year ended December 31, 2020, the Company granted 266,667 shares of Restricted Common Stock of which 100,000 shares were granted to two new members of our Board of Directors in connection with their compensation for service as Board Members and 166,667 to an employee in connection with his employment compensation. The shares were valued at the fair market value at the date of grant. The restricted stock vests upon the achievement of certain performance criteria.

●	During the year ended December 31, 2020, the Company issued approximately 3,500 shares of common stock to a third-party provider of services in lieu of cash compensation.

●	In June 2020, the Company entered into Subscription Agreements with two accredited investors (the “June 2020 Accredited Investors”) pursuant to which the June 2020 Accredited Investors agreed to purchase 114,719 shares of common stock for $200,000.

●	On June 30, 2020, Company entered into and consummated a private transaction pursuant to which a portion of the Company’s $3.00 Warrants were exercised for cash at an exercise price of $2.10 per share. In addition, the holders that exercised the $3.00 Warrants received a $4.50 Warrant for every four $3.00 Warrants exercised. As a result, the Company issued 333,611 shares of common stock and 83,403 $0.15 Warrants in consideration of $700,583.

●	On June 30, 2020, Company entered into and consummated a private transaction pursuant to which a portion of the Company’s $1.50 Warrants were exercised for cash. In addition, the holders that exercised the $1.50 Warrants received a $4.50 Warrant for every two $1.50 Warrants exercised. As a result, the Company issued 154,400 shares of common stock and 77,200 $4.50 Warrants, in consideration of $231,600. Separately, certain holders of the $1.50 Warrants to acquire 59,000 shares of common stock exercised on a cashless basis resulting in the issuance of 18,689 shares of common stock.

●	On June 30, 2020, Company entered into and consummated a private transaction pursuant to which a portion of the Company’s $1.80 Warrants were exercised. In addition, the holders that exercised the $1.80 Warrants also received $4.50 Warrant for every two $1.80 Warrants exercised. As a result, the Company issued 176,000 shares of common stock and 88,000 $4.50 Warrants in consideration of $316,800.

●	On October 30, 2020 and on November 6, 2020, Ipsidy Inc. entered into Securities Purchase Agreements with several accredited investors (the “October 2020 Accredited Investors”) pursuant to which the October 2020 Accredited Investors agreed to purchase an aggregate of 1,747,833 shares of the Company’s common stock together with Warrants to acquire 873,917 shares of common stock for a term of five years at an exercise price of $4.50 per share for an aggregate purchase price of approximately $5.24 million. In connection with this private offering, the Company paid a registered broker-dealer, a cash fee of approximately $367,000 and issue the broker-dealer a common stock purchase warrant to acquire approximately 105,000 shares of common stock of the Company exercisable for a term of five years at an exercise price of $4.50 per share.

●	During 2020, the Company issued approximately 57,000 shares of common stock pursuant to cashless exercises of common stock purchase warrants and options, other than the June 2020 warrant exercises.

2019 Common Stock Transactions

●	In June 2019, the Company entered into Subscription Agreements with accredited investors (the “2019 Accredited Investors”) pursuant to which the 2019 Accredited Investors purchased an aggregate of approximately 1,292,000 shares of the Company’s common stock for an aggregate purchase price of approximately $3,100,000. In connection with the private offering, the Company paid a cash fee of approximately $173,000 and issued 41,275 common stock purchase warrants with a fair value of approximately $79,000 that are exercisable during a term of five years at an exercise price of $2.64 per share.

●	The Company also issued approximately 13,700 shares of common stock to two service providers in satisfaction of $41,000 due for services.

The criteria for the 2019 and 2018 performance based restricted stock have not been met as of December 31, 2020.

Warrants

●	During the year ended December 31, 2020, the Company issued approximately 980,000 common stock warrants in connection with its sale of common stock in the 4th quarter of 2020 for a term of five years at an exercise price $4.50 per share. Of the approximate 29.4 million shares, approximately 105,000 shares were issued to a broker-dealer in connection with the sale of common stock.

●	During the year ended December 31, 2020, the Company issued approximately 250,000 common stock warrants for a term of five years at an average exercise price of $4.50 cents in connection with cash exercises of previously issued warrants. The Company recorded a charge of approximately $367,000 in connection with an inducement to the warrant holders who exercised their outstanding warrants.

●

During the year ended December 31, 2019, the Company issued 41,725 common stock warrants to its investment bankers in connection with the June 2019 private common stock offering at an exercise price of $2.64 cents for a period of five years.

See Common Stock Transaction above for a further description of the warrant issuances.

The following is a summary of the Company’s warrant activity for the years ended December 31, 2020 and 2019:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding on January 1, 2019	1,540,049	$3.30	2.9 Years
Granted	41,725	$2.70	5.0 Years
Exercised/Cancelled	-	$-	-
Outstanding at December 31, 2019	1,581,774	$3.30	1.9 Years
Granted	1,227,389	$4.50	5.0 Years
Exercised/Cancelled	(985,930)	$1.80	-
Outstanding at December 31, 2020	1,823,234	$4.20	3.4 Years

Stock Options

The Company has adopted the Ipsidy Inc. 2014 Equity Compensation Plan and the 2017 Incentive Stock Plan. The Company has no other stock options plans in effect as of December 31, 2020.

On November 21, 2014, our Board of Directors authorized the Ipsidy Inc. Equity Compensation Plan (the “2014 Plan”). On September 28, 2017, the shareholders of the Company approved the 2017 Incentive Stock Plan (“2017 Incentive Plan”). The following is a summary of principal features of the 2014 Plan and the 2017 Incentive Plan. The summaries, however, does not purport to be a complete description of all the provisions of each plan.

The terms of Awards granted under the plans shall be contained in an agreement between the participant and the Company and such terms shall be determined by the Compensation Committee consistent with the provisions of the applicable plan. The terms of Awards may or not require a performance condition in order to vest the equity comprised in the relevant Award. The terms of each Option granted shall be contained in a stock option agreement between the optionee and the Company and such terms shall be determined by the Compensation Committee consistent with the provisions of the applicable plan.

The Company has also granted equity awards that have not been approved by security holders.

2020 Stock Option Issuances

●	During the year ended December 31, 2020, the Company granted Mr. Kumnick and Mr. Broenniman granted options to acquire 1,111,111 and 555,556 shares of common stock upon their employment. The options granted to Mr. Kumnick and Mr. Broenniman vest 20% at date of the grant with the balance vesting upon achieving certain performance thresholds. Additionally, the Company granted options to acquire approximately 422,500 shares of common stock to employees and one service provider in connection with service. The options have a term of ten years with vesting ranging from immediate to a three-year period. All options granted approximated fair value.

2019 Stock Option Issuances

●	During the year ended December 31, 2019, the Company granted options to acquire 4,000 shares of common stock to one member of the Board of Directors and three employees at fair market value on date of grant. Of the 4,000 stock options, 3,861 options vest over a three-year period and 139 options vest upon achieving certain performance thresholds. The options have a term of ten years and the approximate fair value of the options as of the grant date was $150,000.

The Company determined the grant date fair value of the options granted during the years ended December 31, 2020 and 2019 using the Black Scholes Method and the following assumptions:

	2020	2019
Expected Volatility	67% to 75%	75.0% to 80.0%
Expected Term	2.5 – 5.9 Years	2.5 – 5.9 Years
Risk Free Rate	0.33% to 0.5%	1.73% – 2.49%
Dividend Rate	0.00%	0.00%

Activity related to stock options for the years ended December 31, 2020 and 2019 is summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (Yrs.)	Aggregate Intrinsic Value
Outstanding as of January 1, 2019	3,541,778	$5.70	9.5	$11,457,291
Granted	120,000	$2.10	10.0	$-
Exercised/Forfeited	(15,111)	$3.90	-	$-
Outstanding as of December 31, 2020	3,646,667	$5.40	6.5	$280,000
Granted	2,089,135	$2.10	10.0	$-
Exercised/Forfeited	(90,000)	$2.70	-	$-
Outstanding as of December 31, 2020	5,645,802	$4.50	6.9	$8,283,639
Exercisable as of December 31, 2020	3,772,858	$5.70	6.5	$4,862,410

The following table summarizes stock option information as of December 31, 2020:

Exercise Price	Outstanding	Weighted Average Life (Yrs.)	Exercisable
$0.003	116,667	5.5	116,667
$1.50	1,123,334	6.4	1,031,667
$1.80	34,802	9.4	34,802
$2.10	1,666,667	9.7	333,333
$2.70	387,667	0.8	-
$3.00	906,667	6.5	906,667
$3.60	33,333	8.8	11,945
$3.90	8,333	7.6	8,333
$4.50	93,333	5.6	93,333
$6.60	86,111	7.8	69,444
$7.50	83,333	7.6	61,111
$7.80	5,556	8.1	5,556
$8.70	33,333	7.1	33,333
$12.00	33,333	5.9	33,333
$13.50	1,033,333	5.6	1,033,333
	5,645,802	6.9	3,772,857

As of December 31, 2020, there was approximately $801,000 of unrecognized compensation costs related to employee stock options outstanding which will be recognized in 2021 through 2023. The Company will recognize forfeitures as they occur. Stock compensation expense for the years ended December 31, 2020 and 2019 was approximately $823,000 and $1,246,000, respectively.

The criteria for certain performance-based stock options have not been achieved as of December 31, 2020.